Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000092785 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092785 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092785 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092785 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092785 | FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092785 | FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092785 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092785 | FR_679580100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092785 | FR_12510Q100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092785 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000092785 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	44.80%
C000092785 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000092785 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000092785 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000092785 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.00%
C000092785 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092785 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020148 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020148 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020148 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020148 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020148 | FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020148 | FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020148 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020148 | FR_679580100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020148 | FR_12510Q100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020148 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020148 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	44.80%
C000020148 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000020148 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000020148 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020148 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.00%
C000020148 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020148 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020150 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020150 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020150 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020150 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020150 | FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020150 | FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020150 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020150 | FR_679580100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020150 | FR_12510Q100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020150 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020150 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	44.80%
C000020150 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000020150 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000020150 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000020150 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.00%
C000020150 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020150 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176622 | FR_892672106
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176622 | FR_L44385109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176622 | FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176622 | FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176622 | FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176622 | FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176622 | FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176622 | FR_679580100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176622 | FR_12510Q100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176622 | FR_617700109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176622 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	44.80%
C000176622 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000176622 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000176622 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000176622 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.00%
C000176622 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000176622 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.00%
C000242810 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000242810 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000242810 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000242810 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000242810 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000242810 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000242810 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000242810 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242810 | FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000242810 | FR_89151E109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000242810 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.40%
C000242810 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000242810 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.80%
C000242810 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.50%
C000242810 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.30%
C000242810 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000242810 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000242810 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000242810 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000020152 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020152 | FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020152 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020152 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020152 | FR_516544103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020152 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020152 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020152 | FR_55305B101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020152 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020152 | FR_29357K103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020152 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.00%
C000020152 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.10%
C000020152 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020152 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	18.00%
C000020152 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020152 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020152 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020152 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000020152 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020152 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020152 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205081 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205081 | FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205081 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205081 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205081 | FR_516544103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205081 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205081 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205081 | FR_55305B101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205081 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205081 | FR_29357K103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205081 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.00%
C000205081 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.10%
C000205081 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.20%
C000205081 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	18.00%
C000205081 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000205081 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205081 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000205081 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000205081 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000205081 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205081 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000176623 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176623 | FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176623 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176623 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176623 | FR_516544103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176623 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176623 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176623 | FR_55305B101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176623 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176623 | FR_29357K103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176623 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.00%
C000176623 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.10%
C000176623 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.20%
C000176623 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	18.00%
C000176623 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000176623 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000176623 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000176623 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176623 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000176623 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000176623 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000150665 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150665 | FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150665 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150665 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150665 | FR_516544103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150665 | FR_86333M108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150665 | FR_74164F103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150665 | FR_55305B101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150665 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150665 | FR_29357K103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150665 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	13.00%
C000150665 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.10%
C000150665 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.20%
C000150665 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	18.00%
C000150665 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000150665 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150665 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.50%
C000150665 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000150665 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000150665 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000150665 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092806 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092806 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092806 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092806 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092806 | FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092806 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092806 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092806 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092806 | FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092806 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092806 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000092806 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000092806 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000092806 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.00%
C000092806 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092806 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092806 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092806 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092806 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089480 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089480 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089480 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089480 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089480 | FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089480 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089480 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089480 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089480 | FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089480 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089480 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000089480 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000089480 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000089480 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.00%
C000089480 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089480 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089480 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089480 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089480 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000092807 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092807 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092807 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092807 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000092807 | FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092807 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000092807 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092807 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092807 | FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092807 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092807 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000092807 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000092807 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000092807 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.00%
C000092807 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092807 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092807 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.70%
C000092807 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092807 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000219848 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219848 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219848 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219848 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219848 | FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219848 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219848 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219848 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219848 | FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219848 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219848 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000219848 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000219848 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000219848 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.00%
C000219848 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000219848 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219848 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219848 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000219848 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089481 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089481 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089481 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089481 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089481 | FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089481 | FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089481 | FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089481 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089481 | FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089481 | FR_632307104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089481 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000089481 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.30%
C000089481 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000089481 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.00%
C000089481 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000089481 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089481 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.70%
C000089481 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000089481 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000019879 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000019879 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000019879 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019879 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019879 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019879 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019879 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019879 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019879 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019879 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019879 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000019879 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000019879 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000019879 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000019879 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000019879 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000019879 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000019879 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000019879 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000019879 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000019879 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000064960 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064960 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000064960 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064960 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064960 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064960 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064960 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064960 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064960 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064960 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064960 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000064960 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000064960 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000064960 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000064960 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000064960 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000064960 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064960 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064960 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000064960 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064960 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089269 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000089269 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089269 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089269 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089269 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089269 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089269 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089269 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089269 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089269 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089269 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.70%
C000089269 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000089269 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000089269 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.60%
C000089269 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000089269 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000089269 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089269 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089269 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.90%
C000089269 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089269 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000092800 | FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092800 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092800 | FR_496902958
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092800 | FR_550371959
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000092800 | FR_38099J977
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000092800 | FR_011532959
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000092800 | FR_962879102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000092800 | FR_067901108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000092800 | FR_ACI1YMWL6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092800 | FR_671745909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000092800 | Canada
Holdings [Line Items]
Percent of Total Investments	69.70%
C000092800 | United States
Holdings [Line Items]
Percent of Total Investments	17.30%
C000092800 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.70%
C000092800 | Australia
Holdings [Line Items]
Percent of Total Investments	4.00%
C000092800 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089457 | FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000089457 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089457 | FR_496902958
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089457 | FR_550371959
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089457 | FR_38099J977
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089457 | FR_011532959
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089457 | FR_962879102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089457 | FR_067901108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089457 | FR_ACI1YMWL6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089457 | FR_671745909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089457 | Canada
Holdings [Line Items]
Percent of Total Investments	69.70%
C000089457 | United States
Holdings [Line Items]
Percent of Total Investments	17.30%
C000089457 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089457 | Australia
Holdings [Line Items]
Percent of Total Investments	4.00%
C000089457 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089459 | FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000089459 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089459 | FR_496902958
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089459 | FR_550371959
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089459 | FR_38099J977
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089459 | FR_011532959
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089459 | FR_962879102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089459 | FR_067901108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089459 | FR_ACI1YMWL6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089459 | FR_671745909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089459 | Canada
Holdings [Line Items]
Percent of Total Investments	69.70%
C000089459 | United States
Holdings [Line Items]
Percent of Total Investments	17.30%
C000089459 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089459 | Australia
Holdings [Line Items]
Percent of Total Investments	4.00%
C000089459 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089460 | FR_008474959
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000089460 | FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089460 | FR_496902958
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089460 | FR_550371959
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000089460 | FR_38099J977
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000089460 | FR_011532959
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089460 | FR_962879102
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089460 | FR_067901108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000089460 | FR_ACI1YMWL6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089460 | FR_671745909
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089460 | Canada
Holdings [Line Items]
Percent of Total Investments	69.70%
C000089460 | United States
Holdings [Line Items]
Percent of Total Investments	17.30%
C000089460 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	5.70%
C000089460 | Australia
Holdings [Line Items]
Percent of Total Investments	4.00%
C000089460 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.30%
C000089491 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089491 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089491 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089491 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089491 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089491 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089491 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089491 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089491 | FR_827048109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089491 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089491 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.20%
C000089491 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000089491 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000089491 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	5.10%
C000089491 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089491 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000089491 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089491 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000089491 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089491 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000089491 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000089488 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089488 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089488 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089488 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089488 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089488 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089488 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089488 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089488 | FR_827048109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089488 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089488 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.20%
C000089488 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000089488 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000089488 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	5.10%
C000089488 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089488 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000089488 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089488 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000089488 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089488 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000089488 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000089490 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089490 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089490 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089490 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000089490 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089490 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089490 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089490 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089490 | FR_827048109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089490 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089490 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.20%
C000089490 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000089490 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000089490 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	5.10%
C000089490 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089490 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000089490 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089490 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000089490 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.10%
C000089490 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000089490 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150670 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150670 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150670 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000150670 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000150670 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150670 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150670 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150670 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150670 | FR_827048109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150670 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150670 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.20%
C000150670 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000150670 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000150670 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	5.10%
C000150670 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000150670 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150670 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000150670 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000150670 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.10%
C000150670 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000150670 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092810 | FR_466032109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092810 | FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092810 | FR_45768S105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092810 | FR_353514102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092810 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092810 | FR_26969P108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092810 | FR_902788108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092810 | FR_84790A105
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000092810 | FR_827048109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092810 | FR_860372101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092810 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092810 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000092810 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000092810 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	5.10%
C000092810 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092810 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000092810 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092810 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000092810 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	11.10%
C000092810 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000092810 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.40%
C000092801 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000092801 | FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092801 | FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092801 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092801 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000092801 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000092801 | FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092801 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092801 | FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092801 | FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000092801 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092801 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000092801 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092801 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092801 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000092801 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092801 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000092801 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	80.60%
C000089461 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000089461 | FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089461 | FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089461 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089461 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089461 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089461 | FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089461 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089461 | FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089461 | FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089461 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089461 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089461 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089461 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089461 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000089461 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089461 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089461 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	80.60%
C000089463 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000089463 | FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089463 | FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089463 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089463 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089463 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089463 | FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089463 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089463 | FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089463 | FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089463 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089463 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089463 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089463 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089463 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000089463 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089463 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089463 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	80.60%
C000089464 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000089464 | FR_21037T109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089464 | FR_842587107
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089464 | FR_816851109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089464 | FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000089464 | FR_26441C204
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000089464 | FR_233331107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089464 | FR_049560105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089464 | FR_125896100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089464 | FR_744573106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089464 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089464 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089464 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089464 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089464 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.30%
C000089464 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089464 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089464 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	80.60%